Income Taxes - Disclosure of Effective Income Tax Rate Differs from Federal and Provincial Statutory Tax Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Percent
Company's statutory tax rate	26.50%	26.50%
Non-deductible share-based compensation expense	(6.70%)	(3.10%)
Other non-deductible and tax exempt items	3.00%	(8.80%)
Change in unrecognized deferred tax assets	(21.70%)	0.70%
Other	(1.50%)	1.90%
Total average effective tax rate	(0.40%)	17.20%
Amount
Loss before income taxes	$ (16,599)	$ (36,354)
Company's statutory tax rate	(4,399)	(9,634)
Non-deductible share-based compensation expense	1,113	1,112
Other non-deductible and tax exempt items	(496)	3,198
Change in unrecognized deferred tax assets	3,600	(247)
Other	243	(686)
Total tax expense (income)	$ 61	$ (6,257)